Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
15. Income Taxes
The provision for income taxes consisted of the following (in thousands):

	December 31, 2019	December 31, 2020
Current expense:
Federal	$280	$1
State	326	662

Total	606	663
Deferred expense (benefit):
Federal	468	404
State	(36)	(78)

Total	432	326
Provision for income taxes	$1,038	$989

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows (in thousands):

	December 31, 2019	December 31, 2020
Deferred tax assets:
Research and development credit carryover	$275	$1,557
Deferred rent expense	1,002	1,073
Intangible asset amortization	78	23

	1,355	2,653

Deferred tax liabilities:
Fixed asset depreciation	(375)	(2,866)
Accrual to cash adjustments	(6,249)	(5,398)
Goodwill amortization	(777)	(861)

	(7,401)	(9,125)

Net deferred tax liabilities	($6,046)	($6,472)

Based on the Company’s operating history and management’s expectation regarding future profitability, management believes the Company’s deferred tax assets will be realizable under ASC 740, Income Taxes. Accordingly, no valuation allowance exists as of December 31, 2019 and 2020.
Income tax expense differed from the amounts computed by applying the federal statutory income tax rate of 21% to pretax income due to the following adjustments (in thousands):

	December 31, 2019	December 31, 2020
Statutory Rate	$528	$410
State income taxes, net of federal benefit	76	69
Effective rate differential for DCPC—S-corp	81	(59)
State income tax rate change	83	77
Permanent differences	97	68
Stock repurchase liability	1,078	1,474
Valuation Allowance	—	27
Change in tax status	—	170
Other	53	42
Research & development credit	(958)	(1,289)

Provision for income tax	$1,038	$989
The adjustment to the statutory rate from state income tax rates for the year ended December 31, 2019 are the result of changes in apportionment of revenue with a higher percentage of the Company’s revenue being derived from states with higher state rates such as Illinois. The adjustment to the statutory rate from state income tax rates for the year ended December 31, 2020 are the result of the DCPC acquisition and the impact it had on state rates.
The adjustment to the statutory rate from stock purchase liability changes for the years ended December 31, 2019, and 2020 are the result of permanent differences created by the recognition of non-cash
stock compensation expenses in connection with the periodic measurements of the liability to common stock subject to repurchase.
The adjustment to the statutory rate from research and development credits for the year ended December 31, 2019, and 2020 are the result of application of research and development tax credits annually earned by the Company in connection with certain at-risk
work performed on behalf of our customers. An unrecognized tax benefit of $83 and $151 for the years ended December 31, 2019, and 2020, respectively is included in the adjustment for the research and development tax credits. The Company is carrying forward unused credits, the earliest of which is from the year ended December 31, 2018. This credit carryforward will begin to expire in 2038. As of December 31, 2019, and 2020, the credit carryforward balance was $0.3 million and $1.6 million, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and certain states in which it operates. The Company’s federal income tax returns for tax years 2017 and after remain subject to examination by the U.S. Internal Revenue Service. The statute of limitations on the Company’s state income tax returns generally conforms to the federal three-year statute of limitations.
On March 27, 2020, the President of the United States signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company has assessed the impact of the CARES Act and we do not expect there to be a material impact to our income tax expense.